S000093502 [Member] N-1A Cover	Nov. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NORTHERN FUNDS
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 28, 2025
Prospectus Date	Aug. 06, 2025